Related Party Transactions - Schedule of Material Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ban Bu Dian (M) Sdn. Bhd. [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments	$ 196,190	$ 77,379	$ 127,109
Franchise licensing income from related parties
Franchise licensing income from related parties	138,269	13,513	22,404
Interest-free loans to related parties
Interest-free loans to related parties	335,614
Collection of interest-loans to related parties
Collection of interest-loans to related parties	51,332
CCH F&B Sdn. Bhd. [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments	96,930	97,622	105,840
Franchise licensing income from related parties
Franchise licensing income from related parties	16,457	17,392	19,563
CCH Tasty Sdn. Bhd. [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments	59,311	108,783	89,661
Franchise licensing income from related parties
Franchise licensing income from related parties	23,623	42,550	32,954
Interest-free loans to related parties
Interest-free loans to related parties	16,339		41,249
Capital injection to related parties
Capital injection to related parties		17,487
CCH Alor Setar Sdn. Bhd. [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments	58,717	95,672	70,663
Franchise licensing income from related parties
Franchise licensing income from related parties	9,619	15,854	12,502
Signature Tasty Claypot House (Arkadia) Sdn. Bhd. [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments	54,192	44,541	57,484
CCH Ipoh Sdn. Bhd. [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments	42,035	100,417	232,256
Franchise licensing income from related parties
Franchise licensing income from related parties	8,460	20,009	55,058
Collection of interest-loans to related parties
Collection of interest-loans to related parties	98,811
CCH (Sabah) Sdn. Bhd [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments	26,250	19,576	24,956
Franchise licensing income from related parties
Franchise licensing income from related parties	44,014	37,209	37,451
Capital injection to related parties
Capital injection to related parties		30,603
CCH KCH Sdn. Bhd., [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments	13,697	17,307	74,482
Franchise licensing income from related parties
Franchise licensing income from related parties	12,390	19,225	9,320
Interest-free loans to related parties
Interest-free loans to related parties	30,654	5,230	92,366
Capital injection to related parties
Capital injection to related parties		87,437
Grizzly Spirit Sdn. Bhd. [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments		25,847	90,698
Kopitan Classic Sdn. Bhd. [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments		47,444
Collection of interest-loans to related parties
Collection of interest-loans to related parties	52,227
Signature Tasty Claypot House (BL) Sdn. Bhd. [Member]
Sales of food ingredients and condiments
Sales of food ingredients and condiments			35,359
Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd [Member]
Franchise licensing income from related parties
Franchise licensing income from related parties	36,353	303,716	28,854
Long-term interest-free loans to related parties
Long-term interest-free loans to related parties		478,022
Hong Woi Tat Trading Sdn. Bhd. [Member]
Interest-free loans to related parties
Interest-free loans to related parties	3,189,418
Collection of interest-loans to related parties
Collection of interest-loans to related parties	841,178
Kopitan Food Sdn. Bhd. [Member]
Interest-free loans to related parties
Interest-free loans to related parties	11,664	21,859
Mr. Goh Kok E [Member]
Interest-free loans to related parties
Interest-free loans to related parties	2,803	102,907	149,026
Collection of interest-loans to related parties
Collection of interest-loans to related parties	509,280	55,408
Mr. Goh Kok Foong [Member]
Interest-free loans to related parties
Interest-free loans to related parties		633,921
Collection of interest-loans to related parties
Collection of interest-loans to related parties	549,707	570,463	470,127
Abang Adek Holdings Sdn. Bhd. [Member]
Long-term interest-free loans to related parties
Long-term interest-free loans to related parties		104,488	53,975
Trident Consultancy Pte Ltd [Member]
Deemed distribution to a related party
Expenses paid on behalf of the Company	$ 1,833,000